SHORT TERM INVESTMENT (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Investments, All Other Investments [Abstract]
Short term investments	$ 1,345,154
Investment income	36,965
Unrealized gain	$ 14,742